Selected Account Information (Details) - Schedule of Accounts Payable and Accrued Expenses - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Trade accounts payable	$ 9,105,572	$ 4,129,393	$ 3,117,825
Credit cards payable	380,165	357,964
Accrued payroll liabilities	892,035	824,369
Accrued interest	2,228,397	1,179,875	711,258
Accrued dividends	27,480	136,052
Other accrued liabilities	1,182,772	114,116	$ 431,539
Total accounts payable and accrued expenses	$ 13,816,421	$ 6,741,769